Financial instruments - Summary of Contractual Maturities for Financial Liabilities on Undiscounted Basis (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	$ 327,210
Convertible senior notes
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	281,895	[1]
Credit and loan facilities
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Credit and Loan Facilities	28,251	[1]
Accounts payable and accrued liabilities
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	7,347
Obligations under office leases
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	3,294	[1]
Other obligations
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	6,423	[1]
2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	39,243
2022 | Convertible senior notes
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	2,737	[1]
2022 | Credit and loan facilities
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Credit and Loan Facilities	28,251	[1]
2022 | Accounts payable and accrued liabilities
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	7,347
2022 | Obligations under office leases
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	683	[1]
2022 | Other obligations
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	225	[1]
2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	5,721
2023 | Convertible senior notes
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	4,528	[1]
2023 | Obligations under office leases
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	989	[1]
2023 | Other obligations
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	204	[1]
2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	11,464
2024 | Convertible senior notes
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	4,541	[1]
2024 | Obligations under office leases
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	929	[1]
2024 | Other obligations
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	5,994	[1]
2025 and later
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	270,782
2025 and later | Convertible senior notes
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	270,089	[1]
2025 and later | Obligations under office leases
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	693	[1]
2025 and later | Other obligations
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	$ 0	[1]

[1]	Include principal and interest/finance charges.